Consolidated Statements Of Equity (USD $) In Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Shareholders' Equity [Member]	Noncontrolling Interest [Member]
Balance, Amount at Sep. 27, 2009	$ 3,056.9	$ 0.7	$ 186.4	$ 2,793.2	$ 65.4	$ 3,045.7	$ 11.2
Common Stock, Shares at Sep. 27, 2009		742.9
Net earnings	948.3	0	0	945.6	0	945.6	2.7
Other comprehensive income (loss)	(8.2)				(8.2)	(8.2)	0
Stock-based compensation expense	115.6	0	115.6	0	0	115.6	0
Exercise of stock options, Shares	9.6	10.1
Exercise of stock options, Amount	137.5	0	137.5	0	0	137.5	0
Sale of common stock, Shares		0.8
Sale of common stock, Amount	18.5	0	18.5	0	0	18.5	0
Repurchase of common stock, Shares		(11.2)
Repurchase of common stock, Amount	(285.6)	0	(285.6)	0	0	(285.6)	0
Net distributions to noncontrolling interests	(0.8)	0	0	0	0	0	(0.8)
Cash dividend	(267.6)	0	0	(267.6)	0	(267.6)	0
Purchase of noncontrolling interests	(32.3)	0	(26.8)	0	0	(26.8)	(5.5)
Balance, Amount at Oct. 03, 2010	3,682.3	0.7	145.6	3,471.2	57.2	3,674.7	7.6
Common stock, Shares at Oct. 03, 2010		742.6
Net earnings	1,248.0	0	0	1,245.7	0	1,245.7	2.3
Other comprehensive income (loss)	(10.9)				(10.9)	(10.9)	0
Stock-based compensation expense	147.2	0	147.2	0	0	147.2	0
Exercise of stock options, Shares	16.1	17.3
Exercise of stock options, Amount	312.5	0	312.5	0	0	312.5	0
Sale of common stock, Shares		0.5
Sale of common stock, Amount	19.1	0	19.1	0	0	19.1	0
Repurchase of common stock, Shares		(15.6)
Repurchase of common stock, Amount	(555.9)	0	(555.9)	0	0	(555.9)	0
Cash dividend	(419.5)	0	0	(419.5)	0	(419.5)	0
Purchase of noncontrolling interests	(35.5)	0	(28.0)	0	0	(28.0)	(7.5)
Balance, Amount at Oct. 02, 2011	4,387.3	0.7	40.5	4,297.4	46.3	4,384.9	2.4
Common stock, Shares at Oct. 02, 2011	744.8	744.8
Net earnings	1,384.7	0	0	1,383.8	0	1,383.8	0.9
Other comprehensive income (loss)	(23.6)				(23.6)	(23.6)	0
Stock-based compensation expense	155.2	0	155.2	0	0	155.2	0
Exercise of stock options, Shares	13.6	16.5
Exercise of stock options, Amount	326.1	0	326.1	0	0	326.1	0
Sale of common stock, Shares		0.3
Sale of common stock, Amount	19.5	0	19.5	0	0	19.5	0
Repurchase of common stock, Shares		(12.3)
Repurchase of common stock, Amount	(593.2)	0	(501.9)	(91.3)	0	(593.2)	0
Cash dividend	(543.7)	0	0	(543.7)	0	(543.7)	0
Purchase of noncontrolling interests			0
Non-controlling interest resulting from an acquisition	2.2	0	0	0	0	0	2.2
Balance, Amount at Sep. 30, 2012	$ 5,114.5	$ 0.7	$ 39.4	$ 5,046.2	$ 22.7	$ 5,109.0	$ 5.5
Common stock, Shares at Sep. 30, 2012	749.3	749.3